BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Schedule of Pro forma Financial Information) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Combinations [Abstract]
Revenue	$ 92,230
Net income	$ 801
Earnings per share:
Basic and Diluted | $ / shares	$ 0.09